GuideMark® Small/Mid Cap Core Fund
Schedule of Investments (Unaudited)
June 30, 2022

Number of Shares		Value
	COMMON STOCKS - 89.36%
	Aerospace & Defense - 0.88%
1,220	AAR Corp. (a)(b)	$51,045
476	Aerojet Rocketdyne Holdings, Inc. (a)	19,326
938	Axon Enterprise, Inc. (a)	87,393
567	Curtiss-Wright Corp.	74,878
647	Hexcel Corp.	33,845
2,785	Howmet Aerospace, Inc.	87,588
444	Huntington Ingalls Industries, Inc.	96,712
1,060	Maxar Technologies, Inc.	27,655
533	Moog, Inc. - Class A	42,315
908	Parsons Corp. (a)(b)	36,701
2,897	Textron, Inc.	176,920
1,721	Triumph Group, Inc. (a)	22,872
1,164	Vectrus, Inc. (a)	38,947
2,033	Virgin Galactic Holdings, Inc. (a)(b)	12,239
		808,436
	Air Freight & Logistics - 0.34%
617	Air Transport Services Group, Inc. (a)	17,726
930	Atlas Air Worldwide Holdings, Inc. (a)(b)	57,390
438	Forward Air Corp.	40,279
1,186	GXO Logistics, Inc. (a)(b)	51,318
600	Hub Group, Inc. - Class A (a)	42,564
8,035	Radiant Logistics, Inc. (a)	59,620
978	XPO Logistics, Inc. (a)(b)	47,101
		315,998
	Airlines - 0.28%
1,405	Alaska Air Group, Inc. (a)	56,270
280	Allegiant Travel Co. (a)	31,665
5,605	American Airlines Group, Inc. (a)(b)	71,071
1,693	Hawaiian Holdings, Inc. (a)(b)	24,227
4,385	JetBlue Airways Corp. (a)(b)	36,702
3,835	Joby Aviation, Inc. (a)	18,830
750	SkyWest, Inc. (a)	15,938
		254,703
	Auto Components - 0.68%
1,357	Adient PLC - ADR (a)	40,208
3,589	American Axle & Manufacturing Holdings, Inc. (a)	27,025
2,430	BorgWarner, Inc.	81,089
807	Dana, Inc.	11,354
404	Dorman Products, Inc. (a)	44,323
381	Fox Factory Holding Corp. (a)	30,686
2,920	Gentex Corp.	81,672
464	Gentherm, Inc. (a)	28,958
4,193	Goodyear Tire & Rubber Co. (a)	44,907
340	LCI Industries	38,039
513	Lear Corp. (b)	64,582
2,834	Modine Manufacturing Co. (a)	29,842
894	Standard Motor Products, Inc.	40,221
1,319	Stoneridge, Inc. (a)	22,621
1,020	XPEL, Inc. (a)	46,849
		632,376
	Automobiles - 0.16%
1,852	Harley-Davidson, Inc.	58,634
722	Thor Industries, Inc. (b)	53,955
674	Winnebago Industries, Inc. (b)	32,730
		145,319
	Banks - 6.10%
624	Amerant Bancorp, Inc.	17,547
1,128	Ameris Bancorp (b)	45,323
2,420	Associated Banc-Corp.	44,189
975	Atlantic Union Bankshares Corp.	33,072
195	BancFirst Corp.	18,663
2,010	Banco Latinoamericano de Comercio Exterior SA - Class E - ADR	26,673
3,049	Bancorp, Inc. (a)(b)	59,516
590	Bank of Hawaii Corp.	43,896
1,563	Bank OZK (b)	58,659
1,297	BankUnited, Inc. (b)	46,134
3,152	Blue Ridge Bankshares Inc.	48,289
429	BOK Financial Corp.	32,424
993	Business First Bancshares, Inc.	21,161
943	Byline Bancorp, Inc.	22,443
2,799	Cadence Bank	65,721
261	Cambridge Bancorp	21,585
481	Camden National Corp.	21,188
1,993	Capital Bancorp, Inc.	43,248
1,616	Capstar Financial Holdings, Inc.	31,706
1,049	Cathay General Bancorp	41,068
815	Central Pacific Financial Corp.	17,482
340	City Holding Co.	27,159
933	Civista Bancshares, Inc.	19,836
1,331	CNB Financial Corp.	32,197
1,036	Coastal Financial Corp. (a)	39,492
2,369	Comerica, Inc.	173,837
1,391	Commerce Bancshares, Inc.	91,319
304	Community Bank Systems, Inc.	19,237
1,094	ConnectOne Bancorp, Inc.	26,748
432	Cullen Frost Bankers, Inc.	50,306
2,096	Customers Bancorp, Inc. (a)	71,054
1,254	CVB Financial Corp.	31,112
684	Dime Community Bancshares, Inc.	20,281
579	Eagle Bancorp, Inc.	27,450
2,193	East West Bancorp, Inc.	142,106
1,635	Eastern Bankshares, Inc.	30,182
675	Enterprise Bancorp, Inc.	21,728
1,168	Enterprise Financial Services Corp.	48,472
1,035	Equity Bancshares, Inc. - Class A	30,181
4,067	F.N.B. Corp.	44,168
528	FB Financial Corp.	20,708
1,462	Financial Institutions, Inc.	38,041
785	First Bancorp (North Carolina)	27,396
4,489	First BanCorp (Puerto Rico) - ADR	57,953
854	First Bancshares, Inc.	24,424
2,391	First Bank	33,426
1,247	First Busey Corp.	28,494
146	First Citizens BancShares, Inc. - Class A	95,452
2,384	First Commonwealth Financial Corp.	31,993
676	First Community Bancshares, Inc.	19,881
1,512	First Financial Bancorp. (b)	29,333
1,365	First Financial Bankshares, Inc. (b)	53,604
792	First Financial Corp.	35,244
902	First Foundation, Inc.	18,473
1,585	First Hawaiian, Inc. (b)	35,995
7,822	First Horizon National Corp.	170,989
1,030	First Internet Bancorp	37,925
2,435	Fulton Financial Corp.	35,186
571	German American Bancorp, Inc.	19,517
1,277	Glacier Bancorp, Inc.	60,555
948	Hancock Whitney Corp.	42,025
2,112	Hanmi Financial Corp.	47,393
2,308	HarborOne Bancorp, Inc.	31,827
1,650	HBT Financial, Inc.	29,485
682	Heartland Financial U.S.A., Inc.	28,330
1,809	Hilltop Holdings, Inc.	48,228
932	Home BancShares, Inc. (b)	19,358
1,149	HomeTrust Bancshares, Inc.	28,725
3,219	Hope Bancorp, Inc.	44,551
1,337	Independent Bank Corp.	25,777
383	Independent Bank Corp.	30,422
412	Independent Bank Group, Inc.	27,979
1,211	Lakeland Bancorp, Inc.	17,705
573	Lakeland Financial Corp.	38,059
876	Live Oak Bancshares, Inc. (b)	29,688
1,080	Mercantile Bank Corp.	34,506
1,438	Metrocity Bankshares, Inc.	29,206
348	Metropolitan Bank Holding Corp. (a)\	24,158
822	Mid Penn Bancorp, Inc.	22,169
1,269	Midland States Bancorp, Inc.	30,507
692	MidWestOne Financial Group, Inc.	20,566
971	MVB Financial Corp.	30,208
519	National Bank Holdings Corp. - Class A	19,862
328	Nicolet Bankshares, Inc. (a)	23,728
1,437	OFG Bancorp - ADR	36,500
2,825	Old National Bancorp	41,782
1,813	Old Second Bancorp, Inc.	24,258
716	Origin Bancorp, Inc.	27,781
1,386	Orrstown Financial Services, Inc.	33,500
673	Pacific Premier Bancorp, Inc.	19,679
2,153	PacWest Bancorp	57,399
229	Park National Corp.	27,766
671	Peapack Gladstone Financial Corp.	19,929
874	Pinnacle Financial Partners, Inc.	63,199
1,178	Popular, Inc. - ADR	90,624
551	Preferred Bank	37,479
738	Premier Financial Corp.	18,708
838	Prosperity Bancshares, Inc. (b)	57,210
586	QCR Holdings, Inc.	31,638
1,313	RBB Bancorp	27,140
435	Republic Bancorp, Inc. - Class A	20,989
6,556	Republic First Bancorp, Inc. (a)	24,978
702	S&T Bancorp, Inc.	19,256
695	Sandy Spring Bancorp, Inc.	27,154
985	ServisFirst Bancshares, Inc. (b)	77,736
786	Signature Bank	140,859
307	Silvergate Capital Corp. - Class A (a)	16,434
1,861	Simmons First National Corp. - Class A	39,565
865	SmartFinancial, Inc.	20,898
1,398	South Plains Financial, Inc.	33,748
927	South State Corp.	71,518
631	Southern First Bancshares, Inc. (a)	27,505
547	Southside Bancshares, Inc.	20,469
549	Stock Yards Bancorp, Inc.	32,841
1,277	Summit Financial Group, Inc.	35,475
2,558	Synovus Financial Corp.	92,216
675	Texas Capital Bancshares, Inc. (a)	35,532
1,000	The Bank of N.T. Butterfield & Son, Ltd. - ADR	31,190
1,049	TowneBank	28,480
500	Triumph Bancorp, Inc. (a)	31,280
1,050	Trustmark Corp.	30,650
563	UMB Financial Corp.	48,474
3,842	Umpqua Holdings Corp.	64,430
1,330	United Bankshares, Inc. (b)	46,643
2,294	United Community Banks, Inc.	69,256
1,224	Univest Corp. of Pennsylvania	31,139
4,458	Valley National Bancorp (b)	46,408
909	Veritex Holdings, Inc.	26,597
527	Washington Trust Bancorp, Inc.	25,491
1,620	Webster Financial Corp. (b)	68,283
1,440	WesBanco, Inc.	45,662
901	West Bancorporation, Inc.	21,930
1,946	Western Alliance Bancorp	137,388
851	Wintrust Financial Corp.	68,208
2,824	Zions Bancorporation	143,742
		5,622,919
	Beverages - 0.53%
171	Boston Beer Co., Inc. - Class A (a)(b)	51,808
1,979	Celsius Holdings, Inc. (a)(b)	129,149
252	Coca-Cola Consolidated, Inc.	142,103
478	MGP Ingredients, Inc.	47,843
1,321	National Beverage Corp.	64,650
3,800	Primo Water Corp. - ADR	50,844
		486,397
	Biotechnology - 2.82%
3,712	ACADIA Pharmaceuticals, Inc. (a)	52,302
4,854	Achillion Pharmaceuticals, Inc. (a)(c)(e)(f)	2,233
1,181	Aduro Biotech, Inc. (a)(c)(e)(f)	–
4,537	Alector, Inc. (a)	46,096
4,144	Alkermes PLC - ADR (a)	123,450
515	Apellis Pharmaceuticals, Inc. (a)	23,288
2,128	Arcus Biosciences, Inc. (a)	53,924
2,265	BioCryst Pharmaceuticals, Inc. (a)(b)	23,964
835	Biohaven Pharmaceutical Holding Co., Ltd. - ADR (a)	121,668
1,051	CareDx, Inc. (a)	22,575
18,646	Catalyst Pharmaceuticals, Inc. (a)	130,708
4,694	Coherus Biosciences, Inc. (a)(b)	33,985
866	Crinetics Pharmaceuticals, Inc. (a)	16,151
653	Cytokinetics, Inc. (a)(b)	25,656
4,628	Dynavax Technologies Corp. (a)(b)	58,267
2,573	Eagle Pharmaceuticals, Inc. (a)	114,318
2,834	Emergent BioSolutions, Inc. (a)	87,967
277	Enanta Pharmaceuticals, Inc. (a)	13,094
8,793	Exelixis, Inc. (a)(b)	183,070
2,062	Foghorn Therapeutics, Inc. (a)	28,043
1,156	Halozyme Therapeutics, Inc. (a)(b)	50,864
749	Ionis Pharmaceuticals, Inc. (a)	27,728
6,114	Ironwood Pharmaceuticals, Inc. - Class A (a)	70,494
4,428	iTeos Therapeutics, Inc. (a)	91,217
7,593	Karyopharm Therapeutics, Inc. (a)	34,244
3,139	Kezar Life Sciences, Inc. (a)	25,960
7,439	MannKind Corp. (a)	28,343
12,644	MiMedx Group, Inc. (a)	43,875
1,419	Myriad Genetics, Inc. (a)	25,783
713	Neurocrine Biosciences, Inc. (a)(b)	69,503
20,079	OPKO Health, Inc. (a)(b)	50,800
18,092	Organogenesis Holdings, Inc. (a)	88,289
1,147	Prothena Corp PLC - ADR (a)	31,141
6,802	Radius Health, Inc. (a)	70,537
2,910	REGENXBIO, Inc. (a)	71,877
379	Repligen Corp. (a)(b)	61,550
424	Sarepta Therapeutics, Inc. (a)	31,783
797	Travere Therapeutics, Inc. (a)	19,311
1,170	United Therapeutics Corp. (a)	275,699
8,039	Vanda Pharmaceuticals, Inc. (a)(b)	87,625
2,767	Vericel Corp. (a)	69,673
4,515	Vir Biotechnology, Inc. (a)(b)	114,997
		2,602,052
	Building Products - 1.83%
1,860	A. O. Smith Corp. - Class A	101,705
707	Advanced Drainage Systems, Inc. (b)	63,679
1,101	Allegion PLC - ADR	107,788
555	American Woodmark Corp. (a)	24,981
1,160	Apogee Enterprises, Inc.	45,495
216	Armstrong World Industries, Inc.	16,191
4,524	Builders FirstSource, Inc. (a)	242,939
2,145	Cornerstone Building Brands, Inc. (a)	52,531
224	CSW Industrials, Inc.	23,079
2,034	Fortune Brands Home & Security, Inc.	121,796
1,017	Griffon Corp.	28,507
1,371	Insteel Industries, Inc.	46,162
1,681	JELD-WEN Holding, Inc. (a)	24,526
473	Lennox International, Inc. (b)	97,717
353	Masonite International Corp. - ADR (a)	27,121
1,509	Owens Corning, Inc.	112,134
485	Patrick Industries, Inc.	25,142
2,186	PGT Innovations, Inc. (a)	36,375
1,795	Quanex Building Products Corp.	40,836
2,310	Resideo Technologies, Inc. (a)	44,860
749	Simpson Manufacturing Co., Inc.	75,357
1,851	Trex Co., Inc. (a)	100,731
1,938	UFP Industries, Inc.	132,055
12,670	View, Inc. (a)	20,525
2,799	Zurn Water Solutions Corp.	76,245
		1,688,477
	Capital Markets - 3.08%
761	Affiliated Managers Group, Inc.	88,733
1,629	Artisan Partners Asset Management, Inc. - Class A (b)	57,944
1,348	B. Riley Financial, Inc. (b)	56,953
2,549	Brightsphere Investment Group, Inc.	45,907
1,140	Cboe Global Markets, Inc.	129,037
1,025	Cohen & Steers, Inc.	65,180
2,109	Cowen Group, Inc. - Class A (b)	49,962
334	Diamond Hill Investment Group, Inc.	57,996
1,980	Donnelley Financial Solutions, Inc. (a)	57,994
1,019	Evercore, Inc. - Class A	95,389
521	FactSet Research Systems, Inc. (b)	200,361
2,306	Federated Investors, Inc. - Class B	73,308
2,298	GAMCO Investors, Inc. - Class A	48,028
859	Hamilton Lane, Inc.	57,708
1,127	Houlihan Lokey, Inc.	88,954
4,225	Invesco, Ltd. - ADR	68,149
2,781	Janus Henderson Group PLC - ADR	65,381
2,429	Lazard, Ltd. - Class A - ADR	78,724
1,383	LPL Financial Holdings, Inc. (b)	255,136
248	MarketAxess Holdings, Inc.	63,490
1,978	Moelis & Co. - Class A	77,834
478	Morningstar, Inc. (b)	115,595
4,517	Open Lending Corp. - Class A (a)	46,209
1,125	Oppenheimer Holdings, Inc. - Class A	37,170
574	Piper Jaffray Cos.	65,069
1,011	PJT Partners, Inc. - Class A	71,053
6,361	Pzena Investment Management, Inc. - Class A	41,919
3,147	Robinhood Markets, Inc. (a)	25,868
1,754	SEI Investments Co.	94,751
1,471	StepStone Group, Inc. - Class A	38,290
2,110	Stifel Financial Corp. (b)	118,202
828	StoneX Group, Inc. (a)	64,642
3,817	The Carlyle Group, Inc.	120,846
2,062	Valhi, Inc.	93,491
3,300	Virtu Financial, Inc. - Class A	77,253
293	Virtus Investment Partners, Inc.	50,109
		2,842,635
	Chemicals - 1.43%
1,698	AdvanSix, Inc.	56,781
2,040	American Vanguard Corp.	45,594
773	Ashland Global Holdings, Inc.	79,658
799	Avient Corp.	32,024
2,211	Axalta Coating Systems, Ltd. - ADR (a)	48,885
229	Balchem Corp.	29,710
565	Cabot Corp.	36,041
3,196	Element Solutions, Inc.	56,889
580	H.B. Fuller Co.	34,922
948	Hawkins, Inc.	34,156
3,147	Huntsman Corp.	89,217
461	Ingevity Corp. (a)(b)	29,107
464	Innospec, Inc.	44,447
1,174	Intrepid Potash, Inc. (a)	53,170
1,084	Koppers Holdings, Inc.	24,542
2,242	Livent Corp. (a)(b)	50,871
460	Minerals Technologies, Inc. (b)	28,216
81	NewMarket Corp.	24,378
2,524	Olin Corp.	116,811
12,394	Rayonier Advanced Materials, Inc. (a)	32,472
1,698	RPM International, Inc.	133,667
298	Sensient Technologies Corp.	24,007
1,979	The Chemours Co.	63,368
783	Trinseo PLC - ADR (b)	30,114
2,871	Tronox Holdings PLC - Class A - ADR	48,233
2,407	Valvoline, Inc.	69,394
		1,316,674
	Commercial Services & Supplies - 1.26%
835	ABM Industries, Inc. (b)	36,256
4,135	ACCO Brands Corp. (b)	27,002
3,855	ADT, Inc. (b)	23,708
1,147	Avery Dennison Corp.	185,665
2,399	BrightView Holdings, Inc. (a)	28,788
422	Casella Waste Systems, Inc. - Class A (a)(b)	30,671
1,217	Cimpress PLC - ADR (a)	47,341
670	Clean Harbors, Inc. (a)	58,739
896	Comfort Systems USA, Inc. (b)	74,503
2,045	Deluxe Corp.	44,315
1,097	Heritage-Crystal Clean, Inc. (a)	29,575
2,274	Herman Miller, Inc.	59,738
1,519	HNI Corp.	52,694
783	IAA, Inc. (a)	25,659
3,635	Interface, Inc.	45,583
2,205	KAR Auction Services, Inc. (a)(b)	32,568
4,551	Kimball International, Inc. - Class B	34,906
290	McGrath RentCorp	22,040
435	Montrose Environmental Group, Inc. (a)	14,686
476	MSA Safety, Inc.	57,629
3,990	NL Industries, Inc.	39,381
5,960	Pitney Bowes, Inc.	21,575
2,956	Steelcase, Inc. - Class A (b)	31,718
500	Stericycle, Inc. (a)	21,925
500	Tetra Tech, Inc.	68,275
720	The Brinks Co.	43,711
		1,158,651
	Communications Equipment - 1.45%
1,732	ADTRAN, Inc.	30,362
922	Aviat Networks, Inc. (a)	23,087
2,860	Calix, Inc. (a)	97,640
2,972	Cambium Networks Corp. - ADR (a)	43,540
6,414	Casa Systems, Inc. (a)	25,207
2,543	Ciena Corp. (a)	116,215
1,147	Clearfield, Inc. (a)(b)	71,057
1,906	Comtech Telecommunications Corp.	17,287
1,468	Digi International, Inc. (a)	35,555
2,317	DZS, Inc. (a)	37,698
1,814	EchoStar Corp. - Class A (a)(b)	35,010
11,381	Extreme Networks, Inc. (a)	101,519
996	F5 Networks, Inc. (a)	152,428
3,420	Harmonic, Inc. (a)(b)	29,651
15,636	Inseego Corp. (a)(b)	29,552
297	InterDigital, Inc.	18,058
5,889	Juniper Networks, Inc. (b)	167,837
850	Lumentum Holdings, Inc. (a)(b)	67,507
1,293	NETGEAR, Inc. (a)	23,946
1,833	NetScout Systems, Inc. (a)	62,047
1,522	Plantronics, Inc. (a)	60,393
14,036	Ribbon Communications, Inc. (a)	42,669
492	ViaSat, Inc. (a)(b)	15,070
2,605	Viavi Solutions, Inc. (a)(b)	34,464
		1,337,799
	Construction & Engineering - 1.25%
2,048	AECOM	133,570
614	Ameresco, Inc. (a)	27,974
2,526	API Group Corp. (a)	37,814
862	Arcosa, Inc.	40,023
504	Dycom Industries, Inc. (a)(b)	46,892
930	EMCOR Group, Inc. (b)	95,753
1,747	Fluor Corp. (a)(b)	42,522
1,189	IES Holdings, Inc. (a)	35,872
1,792	KBR, Inc.	86,715
909	MasTec, Inc. (a)(b)	65,139
559	MYR Group, Inc. (a)	49,265
1,083	Northwest Pipe Co. (a)	32,425
500	NV5 Global, Inc. (a)	58,370
1,601	Primoris Services Corp.	34,838
1,717	Quanta Services, Inc. (b)	215,209
2,237	Sterling Infrastructure, Inc. (a)	49,035
2,093	Tutor Perini Corp. (a)	18,376
2,661	WillScot Mobile Mini Holdings Corp. (a)	86,270
		1,156,062
	Construction Materials - 0.12%
526	Eagle Materials, Inc.	57,829
1,604	Summit Materials, Inc. - Class A (a)(b)	37,357
135	United States Lime & Minerals, Inc.	14,256
		109,442
	Consumer Finance - 0.95%
2,036	Atlanticus Holdings Corp. (a)	71,606
3,637	Consumer Portfolio Services, Inc. (a)	37,279
203	Credit Acceptance Corp. (a)(b)	96,102
6,598	Curo Group Holdings Corp.	36,487
2,599	Enova International, Inc. (a)	74,903
3,102	EZCORP, Inc. - Class A (a)	23,296
395	FirstCash Holdings, Inc. (b)	27,456
1,143	LendingClub Corp. (a)	13,362
6,122	Navient Corp.	85,647
651	Nelnet, Inc. - Class A	55,498
3,056	OneMain Holdings, Inc. (b)	114,233
2,131	Oportun Financial Corp. (a)	17,623
648	PRA Group, Inc. (a)(b)	23,561
1,815	PROG Holdings, Inc. (a)	29,948
1,540	Regional Management Corp.	57,550
5,225	SLM Corp.	83,287
1,022	Upstart Holdings, Inc. (a)(b)	32,316
		880,154
	Containers & Packaging - 0.94%
456	AptarGroup, Inc.	47,064
1,281	Ardagh Group SA - ADR (c)(e)(f)	15,026
1,518	Berry Global Group, Inc. (a)	82,943
1,343	Crown Holdings, Inc.	123,784
2,258	Graphic Packaging Holding Co.	46,289
696	Greif, Inc. - Class A	43,416
436	Greif, Inc. - Class B (b)	27,158
2,215	Myers Industries, Inc.	50,347
3,037	O-I Glass, Inc. (a)	42,518
1,088	Packaging Corp. of America	149,600
1,954	Ranpak Holdings Corp. (a)	13,678
2,098	Sealed Air Corp.	121,097
1,249	Silgan Holdings, Inc.	51,646
538	Sonoco Products Co.	30,688
338	UFP Technologies, Inc. (a)	26,895
		872,149
	Distributors - 0.07%
2,813	Funko, Inc. (a)(b)	62,786
	Diversified Consumer Services - 1.23%
1,613	Adtalem Global Education, Inc. (a)(b)	58,020
2,218	American Public Education, Inc. (a)	35,843
29,661	Beachbody Co., Inc. (a)	35,593
231	Bright Horizons Family Solutions, Inc. (a)	19,524
1,319	Carriage Services, Inc. (b)	52,298
1,083	Franchise Group, Inc. (b)	37,981
2,598	frontdoor, Inc. (a)	62,560
112	Graham Holdings Co. - Class B	63,486
840	Grand Canyon Education, Inc. (a)	79,120
3,807	H&R Block, Inc. (b)	134,463
1,493	Hillenbrand, Inc.	61,153
3,845	Laureate Education, Inc. - Class A	44,487
1,233	Matthews International Corp. - Class A	35,350
8,341	Perdoceo Education Corp. (a)	98,257
1,753	Service Corp. International	121,167
523	Strategic Education, Inc. (b)	36,913
2,317	Stride, Inc. (a)	94,511
2,395	Udemy, Inc. (a)	24,453
5,579	WW International, Inc. (a)	35,650
		1,130,829
	Diversified Financial Services - 0.68%
1,609	Alerus Financial Corp.	38,310
2,868	A-Mark Precious Metals, Inc.	92,493
17,205	Douglas Elliman, Inc.	82,412
1,286	Encore Capital Group, Inc. (a)(b)	74,292
1,040	Jackson Financial, Inc.	27,820
4,221	Jefferies Financial Group, Inc.	116,584
1,560	Primis Financial Corp.	21,263
2,295	Voya Financial, Inc. (b)	136,621
361	World Acceptance Corp. (a)(b)	40,519
		630,314
	Diversified Telecommunication Services - 0.43%
558	Cogent Communications Holdings, Inc.	33,904
1,926	Consolidated Communications Holdings, Inc. (a)	13,482
1,181	Frontier Communications Parent, Inc. (a)	27,801
3,834	IDT Corp. - Class B (a)	96,425
542	Iridium Communications, Inc. (a)	20,358
4,385	Ooma, Inc. (a)	51,918
2,059	Radius Global Infrastructure, Inc. (a)	31,420
6,705	Vonage Holdings Corp. (a)	126,322
		401,630
	Electric Utilities - 0.52%
347	ALLETE, Inc.	20,397
1,641	Hawaiian Electric Industries, Inc.	67,117
598	IDACORP, Inc.	63,340
415	MGE Energy, Inc.	32,300
1,515	OGE Energy Corp.	58,418
819	Pinnacle West Capital Corp.	59,885
635	PNM Resources, Inc.	30,340
1,045	Portland General Electric Co. (b)	50,505
485	Unitil Corp.	28,479
8,616	Via Renewables, Inc.	65,999
		476,780
	Electrical Equipment - 1.36%
738	Acuity Brands, Inc.	113,682
1,116	Allied Motion Technologies, Inc.	25,489
1,540	Atkore International Group, Inc. (a)(b)	127,835
627	AZZ, Inc.	25,594
4,498	Babcock & Wilcox Enterprises, Inc. (a)	27,123
1,016	Belden, Inc.	54,122
926	Brady Corp. - Class A	43,744
1,227	ChargePoint Holdings, Inc. (a)(b)	16,798
1,116	Encore Wire Corp. (b)	115,975
799	Franklin Electric Co., Inc.	58,535
8,621	GrafTech International, Ltd. (b)	60,950
582	Hubbell, Inc.	103,934
1,121	II-VI, Inc. (a)(b)	57,115
2,331	nVent Electric PLC - ADR	73,030
1,962	Plug Power, Inc. (a)(b)	32,510
910	Preformed Line Products Co.	55,965
705	Regal Beloit Corp. (b)	80,032
1,292	Sensata Technologies Holding PLC - ADR	53,373
2,001	Thermon Group Holdings, Inc. (a)	28,114
2,135	Vertiv Holdings Co.	17,550
849	Vicor Corp. (a)(b)	46,466
362	Woodward Governor Co.	33,481
		1,251,417
	Electronic Equipment, Instruments & Components - 1.66%
1,052	Arrow Electronics, Inc. (a)	117,919
1,446	Avnet, Inc.	62,004
1,066	Benchmark Electronics, Inc.	24,049
1,908	Cognex Corp.	81,128
251	Coherent, Inc. (a)	66,821
1,302	CTS Corp.	44,333
1,199	Dolby Laboratories, Inc. - Class A	85,800
549	Fabrinet - ADR (a)	44,524
694	FARO Technologies, Inc. (a)(b)	21,396
2,471	Identiv, Inc. (a)	28,614
832	Insight Enterprises, Inc. (a)(b)	71,785
409	Itron, Inc. (a)	20,217
1,851	Jabil, Inc.	94,790
1,953	Knowles Corp. (a)	33,846
181	Littelfuse, Inc. (b)	45,981
788	Methode Electronics, Inc.	29,188
3,428	Napco Security Technologies, Inc. (a)	70,583
2,025	National Instruments Corp. (b)	63,241
501	Novanta, Inc. - ADR (a)	60,756
244	OSI Systems, Inc. (a)(b)	20,847
926	PC Connection, Inc.	40,790
272	Plexus Corp. (a)(b)	21,352
166	Rogers Corp. (a)	43,507
1,430	Sanmina Corp. (a)	58,244
1,282	ScanSource, Inc. (a)	39,921
726	SYNNEX Corp.	66,139
3,515	TTM Technologies, Inc. (a)	43,938
227	Universal Display Corp.	22,959
2,848	Vishay Intertechnology, Inc.	50,751
2,485	Vontier Corp. (b)	57,130
		1,532,553
	Energy Equipment & Services - 0.75%
3,136	Archrock, Inc. (b)	25,935
1,209	Aspen Aerogels, Inc. (a)(b)	11,945
1,624	Bristow Group, Inc. (a)	38,002
611	Cactus, Inc. - Class A (b)	24,605
1,730	ChampionX Corp.	34,341
10,332	Helix Energy Solutions Group, Inc. (a)	32,029
736	Helmerich & Payne, Inc.	31,692
346	Nabors Industries Ltd. - ADR (a)	46,329
5,229	National Energy Services Reunited Corp. - ADR (a)	35,453
11,309	Newpark Resources, Inc. (a)	34,945
1,997	NexTier Oilfield Solutions, Inc. (a)	18,991
3,407	NOV, Inc. (b)	57,612
3,036	Oceaneering International, Inc. (a)	32,424
4,821	Oil States International, Inc. (a)	26,130
4,342	Patterson-UTI Energy, Inc.	68,430
4,112	ProPetro Holding Corp. (a)	41,120
9,166	TETRA Technologies, Inc. (a)	37,214
5,080	US Silica Holdings, Inc. (a)	58,014
406	Valaris Ltd. - ADR (a)	17,149
822	Weatherford International PLC - ADR (a)	17,402
		689,762
	Entertainment - 0.32%
1,777	Liberty Media Corp. - Liberty Formula One - Class C (a)	112,786
6,463	Playstudios, Inc. (a)	27,661
3,749	Playtika Holding Corp. (a)	49,637
15,957	Skillz, Inc. (a)(b)	19,787
2,021	The Marcus Corp. (a)	29,850
853	World Wrestling Entertainment, Inc. - Class A	53,304
		293,025
	Food & Staples Retailing - 1.76%
4,871	Albertsons Cos., Inc. - Class A	130,153
2,977	BJ's Wholesale Club Holdings, Inc. (a)(b)	185,527
740	Casey's General Stores, Inc.	136,885
1,332	Grocery Outlet Holding Corp. (a)	56,783
4,122	HF Foods Group, Inc.	21,517
1,257	Ingles Markets, Inc. - Class A	109,045
3,381	Natural Grocers by Vitamin Cottage, Inc.	53,927
3,255	Performance Food Group Co. (a)	149,665
396	PriceSmart, Inc. (b)	28,365
6,432	Rite Aid Corp. (a)(b)	43,352
3,427	SpartanNash Co.	103,392
4,490	Sprouts Farmers Market, Inc. (a)(b)	113,687
1,011	The Andersons, Inc.	33,353
1,091	The Chefs' Warehouse, Inc. (a)	42,429
3,654	United Natural Foods, Inc. (a)(b)	143,968
4,162	US Foods Holding Corp. (a)	127,690
2,516	Village Super Market, Inc. - Class A	57,390
1,221	Weis Markets, Inc.	91,013
		1,628,141
	Food Products - 1.04%
421	Cal-Maine Foods, Inc.	20,802
1,901	Darling International, Inc. (a)	113,680
4,417	Flowers Foods, Inc.	116,255
1,120	Fresh Del Monte Produce, Inc. - ADR	33,074
2,081	Hostess Brands, Inc. (a)	44,138
813	Ingredion, Inc. (b)	71,674
160	J&J Snack Foods Corp.	22,346
383	John B. Sanfilippo & Son, Inc.	27,764
673	Lamb Weston Holdings, Inc.	48,093
242	Lancaster Colony Corp.	31,165
1,107	Pilgrim's Pride Corp. (a)	34,572
749	Post Holdings, Inc. (a)(b)	61,680
572	Sanderson Farms, Inc.	123,283
912	Seneca Foods Corp. - Class A (a)	50,652
929	Simply Good Foods Co. (a)	35,088
1,004	The Hain Celestial Group, Inc. (a)	23,835
1,238	TreeHouse Foods, Inc. (a)	51,773
3,411	Vital Farms, Inc. (a)	29,846
3,672	Whole Earth Brands, Inc. (a)	22,766
		962,486
	Gas Utilities - 0.64%
2,005	Brookfield Infrastructure Corp. - Class A - ADR	85,213
4,047	EQT Corp. (b)	139,217
785	National Fuel Gas Co.	51,849
810	New Jersey Resources Corp.	36,069
388	ONE Gas, Inc.	31,502
931	South Jersey Industries, Inc. (b)	31,784
541	Southwest Gas Holdings, Inc.	47,110
344	Spire, Inc.	25,583
3,752	UGI Corp. (b)	144,865
		593,192
	Health Care Equipment & Supplies - 2.48%
3,514	Alphatec Holdings, Inc. (a)(b)	22,982
1,314	AngioDynamics, Inc. (a)	25,426
1,594	Anika Therapeutics, Inc. (a)	35,578
743	AtriCure, Inc. (a)	30,359
1,771	Avanos Medical, Inc. (a)	48,419
216	Axonics, Inc. (a)	12,241
2,571	Cardiovascular Systems, Inc. (a)	36,920
7,600	Cerus Corp. (a)	40,204
304	CONMED Corp.	29,111
2,317	Cutera, Inc. (a)(b)	86,888
1,881	Dentsply Sirona, Inc.	67,208
1,063	Embecta Corp. (a)	26,915
501	Enovis Corp. (a)	27,555
2,291	Envista Holdings Corp. (a)(b)	88,295
6,758	Figs, Inc. (a)	61,565
1,062	Globus Medical, Inc. - Class A (a)(b)	59,621
626	Haemonetics Corp. (a)	40,803
177	ICU Medical, Inc. (a)	29,097
989	Inari Medical, Inc. (a)(b)	67,242
785	Inogen, Inc. (a)(b)	18,981
479	Integer Holdings Corp. (a)	33,846
593	Integra LifeSciences Holdings Corp. (a)(b)	32,040
1,234	iRadimed Corp.	41,882
580	iRhythm Technologies, Inc. (a)	62,657
1,267	Lantheus Holdings, Inc. (a)	83,660
1,238	LeMaitre Vascular, Inc.	56,391
512	LivaNova PLC - ADR (a)	31,985
591	Masimo Corp. (a)	77,226
4,094	Meridian Bioscience, Inc. (a)	124,540
534	Merit Medical Systems, Inc. (a)	28,980
2,595	Natus Medical, Inc. (a)	85,038
640	Novocure, Ltd. - ADR (a)	44,480
556	NuVasive, Inc. (a)	27,333
2,120	Orthofix Medical, Inc. (a)(b)	49,905
474	Penumbra, Inc. (a)(b)	59,022
463	QuidelOrtho Corp. (a)	44,994
2,448	SeaSpine Holdings Corp. (a)	13,831
620	Shockwave Medical, Inc. (a)	118,525
1,859	SI-BONE, Inc. (a)	24,539
1,248	Silk Road Medical, Inc. (a)	45,415
1,258	STAAR Surgical Co. (a)(b)	89,230
721	SurModics, Inc. (a)	26,843
6,459	Tactile Systems Technology, Inc. (a)	47,151
1,260	Tandem Diabetes Care, Inc. (a)(b)	74,579
242	Utah Medical Products, Inc.	20,788
1,893	Varex Imaging Corp. (a)	40,491
6,439	Zynex, Inc. (b)	51,383
		2,292,164
	Health Care Providers & Services - 2.53%
1,893	Acadia Healthcare Co., Inc. (a)	128,024
1,889	AdaptHealth Corp. (a)	34,078
435	Addus HomeCare Corp. (a)	36,227
2,834	AirSculpt Technologies, Inc. (a)	16,806
724	Amedisys, Inc. (a)	76,107
1,291	AMN Healthcare Services, Inc. (a)(b)	141,636
518	Apollo Medical Holdings, Inc. (a)	19,990
9,615	Aveanna Healthcare Holdings, Inc. (a)	21,730
258	Chemed Corp.	121,103
356	CorVel Corp. (a)	52,428
2,025	Covetrus, Inc. (a)	42,019
6,467	Cross Country Healthcare, Inc. (a)(b)	134,708
690	DaVita, Inc. (a)	55,172
804	Encompass Health Corp. (b)	45,064
1,515	Fulgent Genetics, Inc. (a)	82,613
1,911	Hanger Orthopedic Group, Inc. (a)	27,365
553	HealthEquity, Inc. (a)	33,949
2,936	Henry Schein, Inc. (a)(b)	225,309
14,417	Innovage Holding Corp. (a)(b)	63,146
437	LHC Group, Inc. (a)	68,058
2,348	MEDNAX, Inc. (a)(b)	49,331
491	ModivCare, Inc. (a)	41,489
707	National HealthCare Corp.	49,419
1,573	National Research Corp. - Class A	60,214
2,095	Option Care Health, Inc. (a)	58,220
2,590	Owens & Minor, Inc.	81,455
2,306	Patterson Cos., Inc. (b)	69,872
1,110	PetIQ, Inc. (a)	18,637
1,671	Premier, Inc. - Class A	59,621
671	Progyny, Inc. (a)	19,493
955	R1 RCM, Inc. (a)(b)	20,017
730	Select Medical Holdings Corp.	17,243
926	Surgery Partners, Inc. (a)(b)	26,780
1,777	Tenet Healthcare Corp. (a)	93,399
898	The Ensign Group, Inc. (b)	65,976
3,292	The Joint Corp (a)	50,400
995	Universal Health Services, Inc. - Class B	100,206
245	US Physical Therapy, Inc.	26,754
		2,334,058
	Health Care Technology - 0.70%
2,147	Allscripts Healthcare Solutions, Inc. (a)(b)	31,840
3,939	Change Healthcare, Inc. (a)	90,833
1,866	Computer Programs & Systems, Inc.(a)	59,656
1,153	Convey Health Solutions Holdings, Inc. (a)	11,991
1,621	Evolent Health, Inc. - Class A (a)	49,781
1,709	HealthStream, Inc. (a)	37,102
477	Inspire Medical Systems, Inc. (a)(b)	87,134
9,934	Multiplan Corp. (a)	54,538
6,097	NextGen Healthcare, Inc. (a)	106,332
419	Omnicell, Inc. (a)(b)	47,661
616	OptimizeRx Corp. (a)	16,872
1,476	Teladoc Health, Inc. (a)	49,018
		642,758
	Hotels, Restaurants & Leisure - 1.54%
1,237	Aramark	37,889
327	Biglari Holdings, Inc. - Class B (a)	40,123
731	BJ's Restaurants, Inc. (a)	15,848
1,792	Bloomin' Brands, Inc. (b)	29,783
1,821	Bluegreen Vacations Holding Corp. - Class A	45,452
1,258	Boyd Gaming Corp. (b)	62,586
729	Brinker International, Inc. (a)	16,060
627	Callaway Golf Co. (a)	12,791
2,494	Century Casinos, Inc. (a)	17,957
478	Choice Hotels International, Inc. (b)	53,359
203	Churchill Downs, Inc.	38,881
1,016	Chuy's Holdings, Inc. (a)	20,239
256	Cracker Barrel Old Country Store, Inc. (b)	21,373
1,072	Dave & Buster's Entertainment, Inc. (a)	35,140
422	Dine Brands Global, Inc. (b)	27,464
2,776	El Pollo Loco Holdings, Inc. (a)	27,316
1,453	Everi Holdings, Inc. (a)	23,698
1,239	Hilton Grand Vacations, Inc. (a)	44,269
357	Hyatt Hotels Corp. - Class A (a)	26,386
3,157	Inspired Entertainment, Inc. (a)	27,182
3,100	International Game Technology PLC	57,536
564	Kura Sushi USA, Inc. - Class A (a)	27,935
1,433	Light & Wonder, Inc. (a)	67,337
597	Marriott Vacations Worldwide Corp. (b)	69,371
618	Papa John's International, Inc.	51,615
1,832	Penn National Gaming, Inc. (a)(b)	55,729
406	Planet Fitness, Inc. - Class A (a)	27,612
623	RCI Hospitality Holdings, Inc.	30,128
710	Red Rock Resorts, Inc.	23,686
1,474	Ruth's Hospitality Group, Inc.	23,967
777	SeaWorld Entertainment, Inc. (a)	34,328
16,049	Target Hospitality Corp. (a)	91,640
563	Texas Roadhouse, Inc.	41,212
3,028	The ONE Group Hospitality, Inc. (a)	22,316
790	Travel + Leisure Co.	30,668
226	Vail Resorts, Inc.	49,279
614	Wingstop, Inc. (b)	45,909
689	Wyndham Hotels & Resorts Inc. (b)	45,281
		1,419,345
	Household Durables - 1.85%
10,784	Aterian, Inc. (a)(b)	23,293
1,900	Beazer Homes USA, Inc. (a)	22,933
162	Cavco Industries, Inc. (a)(b)	31,750
692	Century Communities, Inc.	31,119
2,485	Ethan Allen Interiors, Inc. (b)	50,222
6,318	GoPro, Inc. - Class A (a)	34,939
2,156	Green Brick Partners, Inc. (a)	42,193
358	Helen of Troy, Ltd. - ADR (a)(b)	58,143
629	Hovnanian Enterprises, Inc. - Class A (a)	26,915
549	Installed Building Products, Inc.	45,655
932	iRobot Corp. (a)	34,251
1,230	KB Home	35,006
5,380	Landsea Homes Corp. (a)	35,831
2,098	La-Z-Boy, Inc.	49,744
716	Leggett & Platt, Inc.	24,759
346	LGI Homes, Inc. (a)(b)	30,067
3,627	Lifetime Brands, Inc.	40,042
1,726	Lovesac Co. (a)(b)	47,465
840	M/I Homes, Inc. (a)	33,314
563	Meritage Homes Corp. (a)	40,818
686	Mohawk Industries, Inc. (a)(b)	85,126
4,029	Newell Rubbermaid, Inc. (b)	76,712
3,826	PulteGroup, Inc.	151,624
4,884	Purple Innovation, Inc. (a)	14,945
1,396	Skyline Champion Corp. (a)	66,198
2,136	Snap One Holdings Corp. (a)	19,587
3,326	Sonos, Inc. (a)	60,001
2,661	Taylor Morrison Home Corp. - Class A (a)	62,161
3,862	Tempur Sealy International, Inc. (b)	82,531
1,872	Toll Brothers, Inc. (b)	83,491
397	TopBuild Corp. (a)	66,363
4,096	Traeger, Inc. (a)	17,408
3,387	TRI Pointe Group, Inc. (a)	57,139
6,168	Tupperware Brands Corp. (a)	39,105
2,153	Turtle Beach Corp. (a)	26,331
1,264	Universal Electronics, Inc. (a)	32,321
3,221	Weber, Inc. - Class A (b)	23,223
		1,702,725
	Household Products - 0.22%
537	Central Garden & Pet Co. (a)	22,779
890	Central Garden & Pet Co. - Class A (a)	35,609
649	Spectrum Brands Holdings, Inc. (b)	53,231
438	WD-40 Co.	88,196
		199,815
	Independent Power and Renewable Electricity Producers - 0.62%
2,339	Clearway Energy, Inc. - Class A	74,778
2,378	Clearway Energy, Inc. - Class C	82,849
5,168	NRG Energy, Inc.	197,262
399	Ormat Technologies, Inc. (b)	31,262
8,148	Vistra Energy Corp. (b)	186,182
		572,333
	Industrial Conglomerates - 0.27%
535	Carlisle Companies, Inc.	127,656
594	Otter Tail Corp.	39,875
8	Seaboard Corp.	31,061
343	Standex International Corp.	29,080
2,129	Tredegar Corp.	21,290
		248,962
	Insurance - 3.28%
166	Alleghany Corp. (a)	138,295
2,420	American Equity Investment Life Holding Co.	88,499
1,435	American Financial Group, Inc.	199,192
619	AMERISAFE, Inc.	32,194
619	Argo Group International Holdings, Ltd. - ADR	22,816
683	Assurant, Inc.	118,057
1,300	Assured Guaranty, Ltd. - ADR	72,527
1,216	Axis Capital Holdings, Ltd. - ADR	69,421
1,530	Brighthouse Financial, Inc. (a)	62,761
3,370	Brown & Brown, Inc.	196,606
2,228	CNO Financial Group, Inc.	40,304
3,215	Crawford & Co. - Class A (b)	25,077
2,200	Donegal Group, Inc. - Class A	37,510
662	Employers Holdings, Inc.	27,731
74	Enstar Group Ltd. - ADR (a)	15,835
419	Erie Indemnity Co. - Class A	80,528
545	Everest Re Group, Ltd. - ADR	152,753
2,393	First American Financial Corp.	126,638
11,950	Genworth Financial, Inc. (a)	42,183
1,066	Globe Life, Inc.	103,903
3,853	Greenlight Capital RE Ltd. - ADR (a)	29,784
852	Horace Mann Educators Corp.	32,700
249	Investors Title Co.	39,066
326	Kemper Corp.	15,615
338	Kinsale Capital Group, Inc. (b)	77,618
1,729	Lincoln National Corp.	80,865
4,760	MBIA, Inc. (a)	58,786
132	National Western Life Group, Inc. - Class A	26,756
6,325	Old Republic International Corp.	141,427
709	Primerica, Inc.	84,860
946	ProAssurance Corp.	22,354
908	Reinsurance Group of America, Inc. (b)	106,499
354	RenaissanceRe Holdings, Ltd. - ADR	55,355
564	RLI Corp.	65,757
777	Ryan Specialty Holdings, Inc. (a)	30,451
338	Safety Insurance Group, Inc.	32,820
885	Selective Insurance Group, Inc. (b)	76,942
1,050	Stewart Information Services Corp. (b)	52,237
699	The Hanover Insurance Group, Inc.	102,229
4,162	Tiptree, Inc. - Class A	44,200
2,820	Trean Insurance Group, Inc. (a)	17,569
757	United Fire Group, Inc.	25,912
2,164	Universal Insurance Holdings, Inc.	28,197
3,133	Unum Group (b)	106,585
15	White Mountains Insurance Group, Ltd. - ADR	18,692
		3,026,106
	Interactive Media & Services - 0.47%
2,647	Arena Group Holdings, Inc. (a)	23,823
2,625	Cargurus, Inc. (a)	56,411
5,388	Cars.com, Inc. (a)	50,809
5,208	DHI Group, Inc. (a)	25,884
4,765	EverQuote, Inc. - Class A (a)	42,123
1,795	MediaAlpha, Inc. - Class A (a)	17,681
1,981	QuinStreet, Inc. (a)	19,929
1,765	TripAdvisor, Inc. - Class A (a)(b)	31,417
18,058	TrueCar, Inc. (a)	46,770
2,787	Yelp, Inc. - Class A (a)	77,395
1,406	Zillow Group, Inc. - Class C (a)	44,640
		436,882
	Internet & Direct Marketing Retail - 0.74%
4,184	1-800-Flowers.com, Inc. - Class A (a)	39,790
8,202	aka Brands Holding Corp. (a)	22,638
18,514	BARK, Inc. (a)	23,698
7,938	Boxed, Inc. (a)	14,685
5,790	CarParts.com, Inc. (a)	40,183
20,138	ContextLogic, Inc. (a)	32,221
6,393	Duluth Holdings, Inc. - Class B (a)	60,989
3,197	Groupon, Inc. (a)(b)	36,126
3,825	Lands' End, Inc. (a)	40,622
3,945	Lulu's Fashion Lounge Holdings, Inc. (a)	42,803
1,348	PetMed Express, Inc.	26,825
3,884	Quotient Technology, Inc. (a)	11,535
8,880	Qurate Retail, Inc. - Series A	25,486
1,742	Revolve Group, Inc. (a)	45,135
931	Shutterstock, Inc. (b)	53,356
7,632	Stitch Fix, Inc. - Class A (a)	37,702
5,780	The RealReal, Inc. (a)	14,392
3,235	Vivid Seats, Inc.	24,165
1,030	Wayfair, Inc. - Class A (a)	44,867
1,336	Xometry, Inc. (a)	45,330
		682,548
	Internet Software & Services - 0.08%
6,885	Benefitfocus, Inc. (a)	53,565
1,558	Liquidity Services, Inc. (a)	20,940
		74,505
	IT Services - 3.39%
1,847	Bread Financial Holdings, Inc. (b)	68,450
2,210	Amdocs, Ltd. - ADR	184,115
1,286	Black Knight, Inc. (a)	84,092
2,269	Booz Allen Hamilton Holding Corp. - Class A	205,027
9,511	Brightcove, Inc. (a)	60,110
529	CACI International, Inc. - Class A (a)	149,062
1,526	Cass Information Systems, Inc.	51,579
1,007	Concentrix Corp. (b)	136,590
15,110	Conduent, Inc. (a)	65,275
21,023	Core Scientific, Inc. (a)	31,324
1,962	CSG Systems International, Inc.	117,092
409	DigitalOcean Holdings, Inc. (a)	16,916
4,207	DXC Technology Co. (a)	127,514
639	Euronet Worldwide, Inc. (a)	64,277
1,046	EVERTEC, Inc. - ADR	38,576
1,301	Evo Payments, Inc. - Class A (a)	30,600
745	ExlService Holdings, Inc. (a)	109,761
3,389	Genpact, Ltd. - ADR	143,558
2,713	Gogo, Inc. (a)	43,923
1,738	Grid Dynamics Holdings, Inc. (a)	29,233
2,765	I3 Verticals, Inc. - Class A (a)	69,180
3,989	IBEX Holdings Ltd. - ADR (a)	67,294
10,115	Information Services Group, Inc.	68,377
3,511	International Money Express, Inc. (a)	71,870
1,134	LiveRamp Holdings, Inc. (a)	29,269
316	ManTech International Corp. - Class A	30,162
1,551	Maximus, Inc.	96,953
2,190	MoneyGram International, Inc. (a)	21,900
–	MongoDB, Inc. (b)	–
27,716	Paysafe Ltd. - ADR (a)	54,046
1,704	Perficient, Inc. (a)(b)	156,240
2,388	Priority Technology Holdings, Inc. (a)	7,880
9,189	Rackspace Technology, Inc. (a)(b)	65,885
2,702	Repay Holdings Corp. (a)(b)	34,721
578	Science Applications International Corp.	53,812
447	Shift4 Payments, Inc. - Class A (a)(b)	14,778
2,715	SolarWinds Corp. (b)	27,829
1,732	Squarespace, Inc. (a)	36,233
8,040	StoneCo, Ltd. - Class A - ADR (a)	61,908
1,314	Switch, Inc.	44,019
4,254	The Hackett Group, Inc.	80,698
4,937	The Western Union Co. (b)	81,312
840	TTEC Holdings, Inc. (b)	57,028
3,906	Unisys Corp. (a)	46,989
2,139	Verra Mobility Corp. (a)	33,604
217	WEX, Inc. (a)	33,757
420	Wix.com, Ltd. - ADR (a)	27,531
		3,130,349
	Leisure Products - 1.17%
1,131	Acushnet Holdings Corp. (b)	47,140
1,380	Brunswick Corp.	90,224
1,230	Clarus Corp. (b)	23,358
1,750	Hayward Holdings, Inc. (a)	25,182
509	Johnson Outdoors, Inc. - Class A	31,130
2,975	Latham Group, Inc. (a)	20,617
856	Malibu Boats, Inc. - Class A (a)	45,120
2,765	Marine Products Corp.	26,295
2,894	MasterCraft Boat Holdings, Inc. (a)	60,919
6,336	Mattel, Inc. (a)	141,483
1,002	Polaris Industries, Inc. (b)	99,479
611	Pool Corp. (b)	214,602
3,842	Smith & Wesson Brands, Inc. (b)	50,445
3,865	Solo Brands, Inc. (a)(b)	15,692
817	Sturm, Ruger & Co., Inc. (b)	52,002
2,451	Vista Outdoor, Inc. (a)(b)	68,383
1,459	YETI Holdings, Inc. (a)(b)	63,131
		1,075,202
	Life Sciences Tools & Services - 0.99%
936	10X Genomics, Inc. - Class A (a)(b)	42,354
3,726	AbCellera Biologics, Inc. - ADR (a)	39,682
512	Bio-Techne Corp.	177,480
1,583	Bruker Corp.	99,349
567	Charles River Laboratories International, Inc. (a)	121,321
2,985	Inotiv, Inc. (a)	28,656
1,873	Maravai LifeSciences Holdings, Inc. (a)	53,212
517	Medpace holdings, Inc. (a)	77,379
3,173	QIAGEN NV - ADR (a)	149,766
1,706	Syneos Health, Inc. (a)	122,286
		911,485
	Machinery - 3.07%
1,016	AGCO Corp.	100,279
225	Alamo Group, Inc.	26,197
409	Albany International Corp. - Class A (b)	32,225
1,469	Allison Transmission Holdings, Inc.	56,483
1,361	Altra Industrial Motion Corp.	47,975
506	Astec Industries, Inc.	20,635
525	Badger Meter, Inc.	42,467
840	Barnes Group, Inc.	26,157
260	Chart Industries, Inc. (a)(b)	43,519
1,868	CIRCOR International, Inc. (a)	30,616
929	Columbus McKinnon Corp.	26,356
734	Crane Holdings Co.	64,269
1,705	Donaldson Co., Inc.	82,079
2,190	Energy Recovery, Inc. (a)	42,530
547	EnPro Industries, Inc.	44,816
914	Esab Corp. (a)(b)	39,987
272	ESCO Technologies, Inc.	18,597
1,477	Evoqua Water Technologies Corp. (a)	48,017
753	Federal Signal Corp.	26,807
1,122	Flowserve Corp.	32,123
3,275	Gates Industrial Corp PLC - ADR (a)	35,403
519	Gorman Rupp Co.	14,688
2,320	Graco, Inc.	137,831
417	Helios Technologies, Inc.	27,626
640	ITT, Inc.	43,034
449	John Bean Technologies Corp. (b)	49,578
293	Kadant, Inc.	53,428
1,046	Kennametal, Inc.	24,298
866	Lincoln Electric Holdings, Inc. (b)	106,830
154	Lindsay Corp.	20,454
1,403	Meritor, Inc. (a)	50,971
719	Miller Industries, Inc.	16,300
2,175	Mueller Industries, Inc. (b)	115,906
1,838	Mueller Water Products, Inc. - Class A	21,560
803	Nordson Corp.	162,559
577	Omega Flex, Inc.	62,097
905	Oshkosh Corp.	74,337
2,170	Pentair PLC - ADR	99,321
102	RBC Bearings, Inc. (a)	18,865
2,677	REV Group, Inc.	29,099
982	Snap-on, Inc. (b)	193,483
626	SPX Corp. (a)	33,078
591	Tennant Co.	35,017
1,521	Terex Corp.	41,630
2,224	The Manitowoc Co., Inc. (a)	23,419
475	The Middleby Corp. (a)(b)	59,546
2,159	The Shyft Group Inc	40,136
859	The Timken Co.	45,570
1,609	The Toro Co.	121,946
2,756	Titan International, Inc. (a)(b)	41,616
1,035	TriMas Corp.	28,659
250	Valmont Industries, Inc. (b)	56,157
510	Watts Water Technologies, Inc. - Class A	62,648
1,368	Welbilt, Inc. (a)	32,572
		2,831,796
	Marine - 0.34%
3,394	Costamere, Inc. - ADR	41,067
882	Eagle Bulk Shipping, Inc. - ADR (b)	45,758
2,455	Genco Shipping & Trading Ltd. - ADR (b)	47,431
1,577	Golden Ocean Group Ltd. - ADR	18,356
604	Kirby Corp. (a)	36,747
862	Matson, Inc. (b)	62,823
9,051	Safe Bulkers, Inc. - ADR	34,575
2,752	SFL Corp. Ltd. - ADR	26,117
		312,874
	Media - 1.18%
5,242	Advantage Solutions, Inc. (a)	19,920
954	AMC Networks, Inc. - Class A (a)(b)	27,780
7,233	Entravision Communications Corp. - Class A	32,982
11,078	Gannett Co, Inc. (a)	32,126
2,271	Gray Television, Inc. (b)	38,357
2,219	iHeartMedia, Inc. - Class A (a)	17,508
870	John Wiley & Sons, Inc. - Class A	41,551
4,323	Liberty Latin America Ltd. - Class A - ADR (a)	33,719
2,759	Liberty Latin America, Ltd. - Class C - ADR (a)	21,493
393	Liberty Media Group - Class A (a)	22,782
5,686	News Corp. - Class A	88,588
2,667	News Corp. - Class B	42,379
609	Nexstar Media Group, Inc. - Class A (b)	99,194
1,239	Scholastic Corp.	44,567
1,227	Sinclair Broadcast Group, Inc. - Class A	25,031
726	TechTarget, Inc. (a)	47,713
3,522	TEGNA, Inc. (b)	73,856
2,882	The E.W. Scripps Co. - Class A (a)	35,939
5,323	The Interpublic Group of Companies, Inc.	146,542
2,099	The New York Times Co. - Class A	58,562
2,391	Thryv Holdings, Inc. (a)(b)	53,534
856	Value Line, Inc.	56,539
1,312	WideOpenWest, Inc. (a)(b)	23,892
		1,084,554
	Metals & Mining - 1.71%
2,708	Alcoa Corp.	123,431
1,212	Allegheny Technologies, Inc. (a)(b)	27,525
469	Alpha Metallurgical Resources, Inc.	60,562
8,129	Cleveland-Cliffs, Inc. (a)(b)	124,943
2,114	Commercial Metals Co.	69,973
1,797	Constellium SE - ADR (a)	23,738
503	Gibraltar Industries, Inc. (a)	19,491
693	Haynes International, Inc.	22,710
5,106	Hecla Mining Co.	20,016
262	Kaiser Aluminum Corp.	20,722
305	Materion Corp.	22,488
806	MP Materials Corp. (a)(b)	25,856
2,390	Olympic Steel, Inc.	61,542
1,254	Reliance Steel & Aluminum Co.	213,004
271	Royal Gold, Inc.	28,937
4,713	Ryerson Holding Corp.	100,340
1,101	Schnitzer Steel Industries, Inc. - Class A	36,157
1,870	SSR Mining, Inc. - ADR	31,229
3,576	Steel Dynamics, Inc. (b)	236,552
6,980	SunCoke Energy, Inc.	47,534
4,206	TimkenSteel Corp. (a)(b)	78,694
5,843	United States Steel Corp. (b)	104,648
2,162	Warrior Met Coal, Inc.	66,179
259	Worthington Industries, Inc.	11,422
		1,577,693
	Multiline Retail - 0.64%
1,756	Big Lots, Inc. (b)	36,823
855	Dillard's, Inc. - Class A (b)	188,588
3,351	Kohl's Corp.	119,597
8,172	Macy's, Inc. (b)	149,711
2,677	Nordstrom, Inc. (b)	56,565
645	Ollie's Bargain Outlet Holdings, Inc. (a)	37,894
		589,178
	Multi-Utilities - 0.27%
740	Avista Corp. (b)	32,198
625	Black Hills Corp.	45,481
2,372	MDU Resources Group, Inc.	64,020
3,669	NiSource, Inc. (b)	108,199
		249,898
	Oil, Gas & Consumable Fuels - 3.16%
5,775	Alto Ingredients, Inc. (a)	21,425
692	Altus Midstream Co. - Class A	23,625
2,675	Antero Midstream Corp. (b)	24,209
4,620	Antero Resources Corp. (a)	141,603
5,963	APA Corp.	208,109
377	Arch Resources, Inc.	53,945
4,684	Berry Corp.	35,692
1,116	Brigham Minerals, Inc.	27,487
1,483	California Resources Corp.	57,096
728	Callon Petroleum Co. (a)	28,538
9,317	Centennial Resource Development, Inc. (a)	55,716
839	Centrus Energy Corp. (a)	20,765
175	Chesapeake Utilities Corp.	22,671
654	Civitas Resources, Inc.	34,198
2,890	CNX Resources Corp. (a)(b)	47,569
3,364	Comstock Resources, Inc. (a)	40,637
1,996	CONSOL Energy, Inc. (a)	98,563
1,832	Delek US Holdings, Inc (a)(b)	47,339
592	Denbury, Inc. (a)	35,514
2,527	Dorian LPG, Ltd. - ADR	38,410
661	DT Midstream, Inc.	32,402
3,214	Earthstone Energy, Inc. - Class A (a)	43,871
4,962	Energy Fuels, Inc. - ADR (a)	24,363
306	Enviva, Inc.	17,509
7,781	Equitrans Midstream Corp.	49,487
1,287	Golar LNG, Ltd. - ADR (a)	29,279
759	Green Plains, Inc. (a)(b)	20,622
1,603	HF Sinclair Corp. (a)(b)	72,391
4,521	Kosmos Energy Ltd. (a)(b)	27,985
584	Laredo Petroleum, Inc. (a)(b)	40,261
4,077	Magnolia Oil & Gas Corp. (b)	85,576
2,085	Matador Resources Co. (b)	97,140
2,607	Murphy Oil Corp.	78,705
832	NACCO Industries, Inc. - Class A	31,533
1,224	Northern Oil and Gas, Inc.	30,918
277	Oasis Petroleum, Inc. (b)	33,697
3,466	OVINTIV, Inc.	153,163
2,757	PBF Energy, Inc. - Class A (a)	80,008
1,440	PDC Energy, Inc.	88,718
3,067	Peabody Energy Corp. (a)(b)	65,419
3,498	Range Resources Corp. (a)	86,576
1,154	Ranger Oil Corp. (a)(b)	37,932
11,401	Ring Energy, Inc. (a)	30,327
523	Scorpio Tankers, Inc. - ADR	18,049
844	SilverBow Resources, Inc. (a)	23,936
1,246	Sitio Royalties Corp.	28,871
2,769	SM Energy Co.	94,672
17,191	Southwestern Energy Co. (a)	107,444
3,722	Talos Energy, Inc. (a)	57,579
8,927	Teekay Corp. - ADR (a)	25,710
8,338	Tellurian, Inc. (a)(b)	24,847
51	Texas Pacific Land Corp. (b)	75,889
8,983	Uranium Energy Corp. (a)	27,668
3,727	Vaalco Energy, Inc.	25,865
909	Whiting Petroleum Corp. (b)	61,839
1,111	World Fuel Services Corp.	22,731
		2,916,093
	Paper & Forest Products - 0.41%
2,109	Boise Cascade Co.	125,464
1,153	Clearwater Paper Corp. (a)	38,775
2,153	Glatfelter Corp.	14,813
2,836	Louisiana-Pacific Corp. (b)	148,635
2,770	Resolute Forest Products, Inc.	35,345
805	Schweitzer-Mauduit International, Inc.	20,222
		383,254
	Personal Products - 0.74%
2,487	BellRing Brands, Inc. (a)	61,901
3,902	Coty, Inc. - Class A (a)(b)	31,255
994	Edgewell Personal Care Co.	34,313
2,147	elf Beauty, Inc. (a)(b)	65,870
2,463	Herbalife Nutrition, Ltd. - ADR (a)	50,368
537	Inter Parfums, Inc.	39,233
546	Medifast, Inc.	98,559
4,728	Nature's Sunshine Products, Inc. (a)	50,448
1,975	Nu Skin Enterprises, Inc. - Class A	85,518
0	Revlon, Inc. - Class A (b)	0
2,957	The Beauty Health Co. (a)	38,027
6,107	The Honest Co., Inc. (a)	17,833
7,999	Thorne HealthTech, Inc. (a)	38,715
929	USANA Health Sciences, Inc. (a)	67,222
		679,262
	Pharmaceuticals - 1.68%
2,722	Aerie Pharmaceuticals, Inc. (a)	20,415
19,342	Amneal Pharmaceuticals, Inc. (a)	61,508
3,857	Amphastar Pharmaceuticals, Inc. (a)(b)	134,185
1,100	Arvinas, Inc. (a)	46,299
3,473	Atea Pharmaceuticals, Inc. (a)	24,658
4,309	Collegium Pharmaceutical, Inc. (a)(b)	76,355
5,510	Corcept Therapeutics, Inc. (a)	131,028
154,373	Endo International PLC - ADR (a)	71,891
1,300	Harmony Biosciences Holdings, Inc. (a)(b)	63,401
7,266	Innoviva, Inc. (a)(b)	107,246
758	Intra-Cellular Therapies, Inc. (a)(b)	43,267
2,288	IVERIC Bio, Inc. (a)	22,011
1,114	Jazz Pharmaceuticals PLC - ADR (a)	173,795
1,460	Organon & Co.	49,275
676	Pacira Pharmaceuticals, Inc. (a)(b)	39,411
2,246	Perrigo Co. PLC - ADR	91,120
1,570	Phibro Animal Health Corp. - Class A	30,034
1,992	Prestige Consumer Healthcare, Inc. (a)	117,130
14,034	SIGA Technologies, Inc. (b)	162,514
2,950	Supernus Pharmaceuticals, Inc. (a)(b)	85,314
		1,550,857
	Professional Services - 1.59%
965	ASGN, Inc. (a)(b)	87,091
6,678	Atlas Technical Consultants, Inc. (a)	35,126
1,010	CBIZ, Inc. (a)	40,360
422	CRA International, Inc.	37,693
379	Exponent, Inc.	34,667
751	Forrester Research, Inc. (a)	35,928
1,236	Franklin Covey Co. (a)	57,079
569	FTI Consulting, Inc. (a)(b)	102,904
981	Heidrick & Struggles International, Inc.	31,745
648	Huron Consulting Group, Inc. (a)	42,114
520	ICF International, Inc.	49,400
705	Insperity, Inc.	70,380
1,821	Kelly Services, Inc. - Class A	36,110
1,318	Kforce, Inc.	80,846
850	Korn Ferry International	49,317
4,364	Legalzoom.com, Inc. (a)	47,960
903	ManpowerGroup, Inc.	68,998
4,211	Nielsen Holdings PLC - ADR	97,779
870	Red Violet, Inc. (a)	16,565
3,696	Resources Connection, Inc.	75,288
2,408	Robert Half International, Inc. (b)	180,335
610	TriNet Group, Inc. (a)	47,348
3,068	TrueBlue, Inc. (a)	54,917
2,231	Upwork, Inc. (a)(b)	46,137
453	VSE Corp.	17,024
837	Willdan Group, Inc. (a)	23,085
		1,466,196
	Real Estate Management & Development - 0.67%
5,034	Compass, Inc. (a)	18,173
4,494	Cushman & Wakefield PLC - ADR (a)	68,489
6,875	eXp World Holdings, Inc. (b)	80,919
2,406	Forestar Group, Inc. (a)	32,938
818	Jones Lang LaSalle, Inc. (a)	143,035
2,316	Marcus & Millichap, Inc.	85,669
5,774	Newmark Group, Inc.	55,835
1,840	Opendoor Technologies, Inc. (a)	8,666
1,248	RE/MAX Holdings, Inc. - Class A	30,601
7,456	Anywhere Real Estate, Inc. (a)(b)	73,292
470	The St. Joe Co.	18,593
		616,210
	Road & Rail - 0.81%
71	AMERCO	33,954
1,081	ArcBest Corp. (b)	76,070
468	Avis Budget Group, Inc. (a)(b)	68,833
1,552	Covenant Transportation Group, Inc.	38,940
5,512	Daseke, Inc. (a)	35,222
1,042	Hertz Global Holdings, Inc. (a)	16,505
2,390	Knight-Swift Transportation Holdings, Inc. (b)	110,633
790	Landstar System, Inc. (b)	114,882
1,204	Lyft, Inc. (a)	15,989
3,064	PAM Transportation Services, Inc. (a)	83,923
1,183	Ryder System, Inc.	84,064
255	Saia, Inc. (a)(b)	47,940
485	Werner Enterprises, Inc. (b)	18,692
		745,647
	Semiconductors & Semiconductor Equipment - 2.24%
514	Advanced Energy Industries, Inc.	37,512
2,084	Allegro MicroSystems, Inc. (a)(b)	43,118
2,097	Alpha & Omega Semiconductor, Ltd. - ADR (a)	69,914
481	Ambarella, Inc. - ADR (a)	31,486
4,307	Amkor Technology, Inc.	73,004
1,199	Axcelis Technologies, Inc. (a)	65,753
683	Azenta, Inc. (b)	49,244
561	CEVA, Inc. (a)	18,827
1,474	Cirrus Logic, Inc. (a)	106,924
347	CMC Materials, Inc.	60,548
1,566	Cohu, Inc. (a)(b)	43,457
509	CyberOptics Corp. (a)	17,784
957	Diodes, Inc. (a)	61,794
1,707	Entegris, Inc. (b)	157,266
663	First Solar, Inc. (a)(b)	45,170
1,653	FormFactor, Inc. (a)(b)	64,021
728	Impinj, Inc. (a)	42,712
1,897	Kulicke & Soffa Industries, Inc. (b)	81,211
1,890	Lattice Semiconductor Corp. (a)(b)	91,665
612	MACOM Technology Solutions Holdings, Inc. (a)(b)	28,213
1,894	MaxLinear, Inc. - Class A (a)(b)	64,358
830	MKS Instruments, Inc. (b)	85,183
6,918	NeoPhotonics Corp. (a)	108,820
1,115	Onto Innovation, Inc. (a)(b)	77,760
4,972	Photronics, Inc. (a)	96,855
1,112	Power Integrations, Inc.	83,411
2,869	Rambus, Inc. (a)	61,655
1,097	Semtech Corp. (a)	60,302
319	Silicon Laboratories, Inc. (a)(b)	44,730
272	SiTime Corp. (a)(b)	44,344
3,330	SMART Global Holdings, Inc. - ADR (a)(b)	54,512
1,404	Ultra Clean Holdings, Inc. (a)	41,797
1,626	Veeco Instruments, Inc. (a)	31,544
349	Wolfspeed, Inc. (a)	22,144
		2,067,038
	Software - 5.07%
1,438	2U, Inc. (a)	15,056
7,650	8x8, Inc. (a)	39,398
7,306	A10 Networks, Inc. (b)	105,060
2,670	ACI Worldwide, Inc. (a)	69,126
1,402	Agilysys, Inc. (a)	66,273
959	Alarm.com Holdings, Inc. (a)(b)	59,324
1,157	Altair Engineering, Inc. - Class A (a)(b)	60,743
651	Alteryx, Inc. - Class A (a)(b)	31,521
2,127	American Software, Inc. - Class A	34,372
601	Appfolio, Inc. - Class A (a)	54,475
877	Appian Corp. (a)(b)	41,535
1,497	AppLovin Corp. (a)	51,557
1,494	Asana, Inc. - Class A (a)	26,265
343	Aspen Technology, Inc. (a)	63,002
4,488	Avaya Holdings Corp. (a)	10,053
1,022	Bentley Systems, Inc. - Class B	34,033
621	Bill.com Holdings, Inc. (a)	68,273
699	Blackbaud, Inc. (a)(b)	40,591
3,537	Box, Inc. - Class A (a)	88,920
1,542	CDK Global, Inc.	84,455
1,539	Cerence, Inc. (a)	38,829
6,151	ChannelAdvisor Corp. (a)	89,682
1,444	CommVault Systems, Inc. (a)	90,828
1,477	Couchbase, Inc. (a)	24,252
8,055	Cvent Holding Corp. (a)	37,214
1,086	Digital Turbine, Inc. (a)	18,972
1,736	Domo, Inc. - Class B (a)	48,261
6,270	Dropbox, Inc. - Class A (a)	131,607
1,863	Dynatrace, Inc. (a)	73,477
3,491	Ebix, Inc. (b)	58,998
5,611	eGain Corp. (a)	54,707
890	Elastic NV - ADR (a)	60,226
824	Envestnet, Inc. (a)	43,482
896	ePlus, Inc. (a)	47,596
2,057	EverCommerce, Inc. (a)	18,595
380	Fair Isaac Corp. (a)	152,342
723	Five9, Inc. (a)	65,894
352	Globant SA - ADR (a)	61,248
1,131	Informatica, Inc. (a)	23,491
859	Ziff Davis, Inc. (a)(b)	64,021
1,025	Jack Henry & Associates, Inc.	184,521
7,971	Kaleyra, Inc. (a)	16,261
1,426	LivePerson, Inc. (a)	20,164
1,389	Mandiant, Inc. (a)	30,308
1,209	Manhattan Associates, Inc. (a)	138,551
4,010	Mitek Systems, Inc. (a)	37,052
1,181	Model N, Inc. (a)	30,210
3,029	Momentive Global, Inc. (a)	26,655
2,046	N-able, Inc. (a)(b)	18,414
804	New Relic, Inc. (a)	40,240
7,900	NortonLifeLock, Inc. (b)	173,484
3,423	Nutanix, Inc. - Class A (a)	50,078
2,018	OneSpan, Inc. (a)	24,014
223	Paylocity Holding Corp. (a)(b)	38,896
1,091	Pegasystems, Inc.	52,193
992	Ping Identity Holding Corp. (a)	17,995
1,970	Progress Software Corp. (b)	89,241
1,250	PTC, Inc. (a)	132,925
683	Qualys, Inc. (a)(b)	86,154
1,025	Rapid7, Inc. (a)(b)	68,470
14,490	Rimini Street Inc. (a)	87,085
812	RingCentral, Inc. - Class A (a)	42,435
955	SailPoint Technologies Holding Inc. (a)(b)	59,859
1,100	Sapiens International Corp NV - ADR	26,609
4,170	SecureWorks Corp. - Class A (a)	45,286
881	ShotSpotter, Inc. (a)	23,708
1,520	Smartsheet, Inc. - Class A (a)	47,774
948	Sprout Social, Inc. (a)(b)	55,050
762	SPS Commerce, Inc. (a)	86,144
1,579	Tenable Holdings, Inc. (a)(b)	71,702
896	UiPath, Inc. (a)	16,298
3,594	Upland Software, Inc. (a)	52,185
2,078	Varonis Systems, Inc. (a)	60,927
2,216	Verint Systems, Inc. (a)(b)	93,848
2,971	Veritone, Inc. (a)	19,401
1,122	Workiva, Inc. (a)	74,041
5,761	Xperi Holding Corp.	83,131
6,577	Yext, Inc. (a)	31,438
1,446	Zendesk, Inc. (a)(b)	107,105
8,822	Zeta Global Holdings Corp. (a)	39,875
3,228	Zuora, Inc. - Class A (a)	28,891
		4,676,372
	Specialty Retail - 4.20%
3,108	Abercrombie & Fitch Co. - Class A (a)	52,587
2,730	Academy Sports & Outdoors, Inc. (b)	97,024
3,165	American Eagle Outfitters, Inc. (b)	35,385
773	America's Car-Mart, Inc. (a)(b)	77,764
461	Asbury Automotive Group, Inc. (a)(b)	78,066
1,252	AutoNation, Inc. (a)(b)	139,924
4,674	Bed Bath & Beyond, Inc. (a)(b)	23,230
3,864	Big 5 Sporting Goods Corp. (b)	43,315
909	Boot Barn Holdings, Inc. (a)	62,639
2,133	Build-A-Bear Workshop, Inc.	35,024
4,189	Caleres, Inc.	109,919
1,566	Camping World Holdings, Inc. - Class A (b)	33,810
12,365	Chico's FAS, Inc. (a)	61,454
2,170	Citi Trends, Inc. (a)	51,321
3,115	Conn's, Inc. (a)(b)	24,982
4,179	Designer Brands, Inc. - Class A (b)	54,578
9,912	Destination XL Group, Inc. (a)	33,602
1,401	Dick's Sporting Goods, Inc. (b)	105,593
3,842	EVgo, Inc. (a)	23,090
13,164	Express, Inc. (a)	25,801
663	Five Below, Inc. (a)(b)	75,204
1,241	Floor & Decor Holdings, Inc. - Class A (a)(b)	78,133
1,866	Foot Locker, Inc. (b)	47,117
1,243	GameStop Corp. - Class A (a)(b)	152,019
1,394	Genesco, Inc. (a)	69,575
531	Group 1 Automotive, Inc.	90,164
1,392	Guess?, Inc. (b)	23,734
2,397	Haverty Furniture Cos., Inc. (b)	55,562
1,720	Hibbett Sports, Inc.	75,181
4,208	JOANN, Inc. (b)	32,612
3,434	Leslie's, Inc. (a)	52,128
534	Lithia Motors, Inc. - Class A	146,749
4,222	Lumber Liquidators Holdings, Inc. (a)	39,560
1,827	MarineMax, Inc. (a)(b)	65,991
396	Monro, Inc.	16,981
585	Murphy USA, Inc. (b)	136,229
1,678	National Vision Holdings, Inc. (a)	46,145
2,017	ODP Corp. (a)	60,994
752	Penske Automotive Group, Inc. (b)	78,727
2,191	Petco Health & Wellness Co., Inc. (a)(b)	32,295
2,384	Rent-A-Center, Inc.	46,369
402	REX American Resources Corp. (a)(b)	34,090
315	RH (a)	66,862
5,338	Sally Beauty Holdings, Inc. (a)(b)	63,629
–	Shift Technologies, Inc. (b)	–
2,422	Shoe Carnival, Inc. (b)	52,339
2,149	Signet Jewelers, Ltd. - ADR	114,886
1,610	Sleep Number Corp. (a)(b)	49,830
1,367	Sonic Automotive, Inc. - Class A (b)	50,073
6,041	Sportsman's Warehouse Holdings, Inc. (a)	57,933
3,493	The Aaron's Co., Inc.	50,823
1,628	The Buckle, Inc. (b)	45,079
4,077	The Cato Corp. - Class A	47,334
1,432	The Children's Place, Inc. (a)(b)	55,733
6,889	The Container Store Group, Inc. (a)	42,918
5,188	The Gap, Inc. (b)	42,749
5,677	Tile Shop Holdings, Inc.	17,428
4,339	Tilly's, Inc. - Class A	30,460
6,106	Torrid Holdings, Inc. (a)(b)	26,378
1,085	TravelCenters of America, Inc. (a)	37,400
1,714	Urban Outfitters, Inc. (a)(b)	31,983
1,427	Victoria's Secret & Co. (a)	39,913
12,423	Volta, Inc. (a)	16,150
2,256	Warby Parker, Inc. (a)	25,403
1,516	Williams Sonoma, Inc. (b)	168,200
330	Winmark Corp.	64,538
2,120	Zumiez, Inc. (a)	55,120
		3,877,828
	Technology Hardware, Storage & Peripherals - 0.82%
4,908	Avid Technology, Inc. (a)	127,363
1,343	Corsair Gaming, Inc. (a)(b)	17,633
6,639	Diebold Nixdorf, Inc. (a)(b)	15,071
3,469	NCR Corp. (a)	107,921
5,014	Pure Storage, Inc. - Class A (a)(b)	128,910
915	Super Micro Computer, Inc.(a)	36,920
1,256	Synaptics, Inc. (a)	148,271
3,443	Teradata Corp. (a)(b)	127,425
2,946	Xerox Holdings Corp. (b)	43,748
		753,262
	Textiles, Apparel & Luxury Goods - 1.80%
3,391	Capri Holdings, Ltd. - ADR (a)	139,065
737	Carter's, Inc.	51,944
846	Columbia Sportswear Co. (b)	60,557
2,014	Crocs, Inc. (a)	98,021
585	Deckers Outdoor Corp. (a)(b)	149,380
8,398	Fossil Group, Inc. (a)(b)	43,418
2,482	G-III Apparel Group, Ltd. (a)	50,211
5,673	Hanesbrands, Inc. (b)	58,375
2,060	Kontoor Brands, Inc.	68,742
2,555	Movado Group, Inc. (b)	79,026
863	Oxford Industries, Inc. (b)	76,583
2,332	PLBY Group, Inc. (a)	14,925
1,173	PVH Corp.	66,744
996	Ralph Lauren Corp. - Class A (b)	89,292
830	Rocky Brands, Inc.	28,369
1,994	Skechers U.S.A., Inc. - Class A (a)(b)	70,947
1,971	Steven Madden, Ltd. (b)	63,486
2,247	Superior Uniform Group, Inc.	39,884
5,543	Tapestry, Inc. (b)	169,172
6,655	Under Armour, Inc. - Class A (a)	55,436
7,580	Under Armour, Inc. - Class C (a)(b)	57,456
1,790	Unifi, Inc. (a)	25,167
213	UniFirst Corp.	36,674
736	Weyco Group, Inc.	17,995
2,333	Wolverine World Wide, Inc.	47,033
		1,657,902
	Thrifts & Mortgage Finance - 1.59%
1,401	Axos Financial, Inc. (a)	50,226
1,240	Berkshire Hills Bancorp, Inc.	30,715
1,990	Bridgewater Bancshares, Inc. (a)	32,119
1,806	Columbia Financial, Inc. (a)	39,389
1,399	Enact Holdings, Inc.	30,050
1,853	Essent Group, Ltd. - ADR	72,082
586	Federal Agricultural Mortgage Corp. - Class C	57,223
1,523	Flagstar Bancorp, Inc.	53,990
1,873	Flushing Financial Corp.	39,820
189	Hingham Institution for Savings	53,633
850	Home Bancorp, Inc.	29,010
8,224	Home Point Capital, Inc. (b)	32,238
1,221	HomeStreet, Inc.	42,332
1,757	Kearny Financial Corp. (b)	19,520
2,399	Luther Burbank Corp.	31,307
2,008	Merchants Bancorp	45,521
6,500	MGIC Investment Corp.	81,900
2,979	Mr Cooper Group, Inc. (a)	109,448
5,982	New York Community Bancorp, Inc. (b)	54,616
2,319	NMI Holdings, Inc. - Class A (a)	38,611
1,957	Northfield Bancorp, Inc.	25,500
1,703	Northwest Bancshares, Inc.	21,798
1,458	PennyMac Financial Services, Inc.	63,729
1,937	Provident Bancorp, Inc.	30,411
1,422	Provident Financial Services, Inc. (b)	31,654
3,736	Radian Group, Inc.	73,412
700	Southern Missouri Bancorp, Inc.	31,682
9,914	UWM Holdings Corp. (b)	35,096
2,131	Velocity Financial, Inc. (a)	23,420
875	Walker & Dunlop, Inc.	84,297
1,191	Washington Federal, Inc.	35,754
2,042	Waterstone Financial, Inc.	34,816
685	WSFS Financial Corp.	27,462
		1,462,781
	Tobacco - 0.12%
990	Turning Point Brands, Inc. (b)	26,859
752	Universal Corp.	45,496
3,407	Vector Group, Ltd.	35,773
		108,128
	Trading Companies & Distributors - 2.13%
2,166	Alta Equipment Group, Inc. (a)	19,429
996	Applied Industrial Technologies, Inc.	95,785
1,572	Beacon Roofing Supply, Inc. (a)(b)	80,738
1,602	BlueLinx Holdings, Inc. (a)	107,030
845	Core & Main, Inc. (a)	18,843
2,035	DXP Enterprises, Inc. (a)	62,332
330	GATX Corp.	31,073
1,962	Global Industrial Co.	66,257
2,276	GMS, Inc. (a)	101,282
1,102	H&E Equipment Services, Inc.	31,925
484	Herc Holdings, Inc.	43,633
3,265	Hudson Technologies, Inc. (a)	24,520
611	Kaman Corp.	19,094
2,731	Karat Packaging, Inc. (a)	46,591
1,339	Distribution Solutions Group, Inc. (a)	68,811
4,114	MRC Global, Inc. (a)	40,975
975	MSC Industrial Direct Co., Inc. - Class A (b)	73,232
6,286	NOW, Inc. (a)	61,477
1,262	Rush Enterprises, Inc. - Class A (b)	60,828
882	Rush Enterprises, Inc. - Class B	43,756
941	SiteOne Landscape Supply, Inc. (a)	111,857
1,587	Textainer Group Holdings, Ltd. - ADR	43,500
2,332	Titan Machinery, Inc. (a)	52,260
650	Transcat, Inc. (a)	36,926
954	Triton International, Ltd. - ADR	50,228
4,754	Univar Solutions, Inc. (a)	118,232
2,084	Veritiv Corp. (a)	226,218
519	Watsco, Inc. - Class A (b)	123,948
988	WESCO International, Inc. (a)	105,815
		1,966,595
	Water Utilities - 0.18%
244	American States Water Co.	19,889
470	Artesian Resources Corp. - Class A	23,110
531	California Water Service Group	29,497
1,438	Essential Utilities, Inc.	65,932
299	Middlesex Water Co.	26,216
		164,644
	Wireless Telecommunication Services - 0.05%
1,576	Telephone & Data Systems, Inc.	24,885
716	United States Cellular Corp. (a)	20,735
		45,620
	Total Common Stocks (Cost $66,435,130)	82,416,077

	INVESTMENT COMPANIES - 3.16%
	Exchange Traded Funds - 3.16%
22,213	Vanguard Extended Market ETF (b)	2,912,124
	Total Investment Companies (Cost $3,146,567)	2,912,124

	REAL ESTATE INVESTMENT TRUSTS - 6.44%
	Real Estate Investment Trusts - 6.44%
2,287	Acadia Realty Trust	35,723
483	Agree Realty Corp.	34,839
2,780	Alexander & Baldwin, Inc.	49,901
677	American Assets Trust, Inc.	20,107
1,098	American Campus Communities, Inc.	70,788
5,976	American Finance Trust, Inc.	43,505
3,179	American Homes 4 Rent - Class A (b)	112,664
1,201	Americold Realty Trust, Inc.	36,078
17,111	Annaly Capital Management, Inc.	101,126
1,067	Apartment Income REIT Corp.	44,387
6,603	Apartment Investment and Management Co. - Class A (a)	42,259
3,391	Apollo Commercial Real Estate Finance, Inc.	35,402
4,839	Apple Hospitality REIT, Inc.	70,988
4,100	Arbor Realty Trust, Inc.	53,751
2,207	Ares Commercial Real Estate Corp. (b)	26,992
2,472	Armada Hoffler Properties, Inc.	31,740
1,534	Blackstone Mortgage Trust, Inc. (b)	42,446
11,688	Braemar Hotels & Resorts, Inc.	50,142
3,238	Brandywine Realty Trust	31,214
4,302	Brixmor Property Group, Inc.	86,943
1,826	Broadstone Net Lease, Inc. (b)	37,451
815	Camden Property Trust	109,601
4,074	CatchMark Timber Trust, Inc. - Class A	40,984
1,596	CBL & Associates Properties, Inc. (a)	37,490
358	Centerspace (b)	29,195
4,458	Chatham Lodging Trust (a)	46,586
6,445	Chimera Investment Corp. (b)	56,845
3,267	City Office REIT, Inc.	42,308
2,455	Clipper Realty, Inc.	18,953
4,177	CoreCivic, Inc. (a)(b)	46,406
1,579	Corporate Office Properties Trust	41,354
2,150	Cousins Properties, Inc.	62,845
1,376	CubeSmart	58,783
4,239	DiamondRock Hospitality Co. (a)	34,802
5,770	DigitalBridge Group, Inc. (a)	28,158
8,723	Diversified Healthcare Trust	15,876
1,770	Douglas Emmett, Inc.	39,613
3,808	Dynex Capital, Inc.	60,623
1,084	Easterly Government Properties, Inc. (b)	20,639
296	EastGroup Properties, Inc. (b)	45,682
2,168	Ellington Financial, Inc.	31,805
5,645	Empire State Realty Trust, Inc. - Class A (b)	39,684
1,398	EPR Properties	65,608
1,135	Equity LifeStyle Properties, Inc.	79,983
1,203	Essential Properties Realty Trust, Inc.	25,852
2,660	Farmland Partners, Inc.	36,708
507	Federal Realty OP LP	48,540
851	First Industrial Realty Trust, Inc.	40,405
1,616	Franklin BSP Realty Trust, Inc. (b)	21,784
1,492	Gaming and Leisure Properties, Inc.	68,423
1,216	Gladstone Commercial Corp.	22,909
1,311	Gladstone Land Corp.	29,052
1,307	Global Medical REIT, Inc.	14,678
2,975	Global Net Lease, Inc.	42,126
2,624	Granite Point Mortgage Trust, Inc.	25,112
1,814	Healthcare Realty Trust, Inc. (b)	49,341
1,509	Healthcare Trust of America, Inc. - Class A	42,116
4,780	Hersha Hospitality Trust (a)	46,892
1,400	Highwoods Properties, Inc. (b)	47,866
6,260	Host Hotels & Resorts, Inc.	98,157
3,005	Hudson Pacific Properties, Inc.	44,594
1,665	Independence Realty Trust, Inc. (b)	34,515
2,702	Industrial Logistics Properties Trust	38,044
2,001	Iron Mountain, Inc. (b)	97,429
1,544	JBG SMITH Properties	36,500
1,015	Kennedy-Wilson Holdings, Inc. (b)	19,224
1,696	Kilroy Realty Corp. (b)	88,752
6,694	Kimco Realty Corp.	132,340
3,552	Kite Realty Group Trust	61,414
1,079	KKR Real Estate Finance Trust, Inc.	18,829
519	Lamar Advertising Co. - Class A	45,656
2,483	LXP Industrial Trust (b)	26,667
537	Life Storage, Inc.	59,961
5,334	Macerich Co.	46,459
3,287	Veris Residential, Inc. (a)	43,520
5,837	Medical Properties Trust, Inc.	89,131
1,807	MFA Financial, Inc.	19,425
247	National Health Investors, Inc.	14,971
1,218	National Retail Properties, Inc. (b)	52,374
925	National Storage Affiliates Trust (b)	46,315
1,276	NETSTREIT Corp. (b)	24,078
7,884	New Residential Investment Corp. (b)	73,479
11,133	New York Mortgage Trust, Inc.	30,727
394	NexPoint Residential Trust, Inc.	24,629
2,535	Office Properties Income Trust	50,573
1,106	Omega Healthcare Investors, Inc. (b)	31,178
716	One Liberty Properties, Inc.	18,602
3,416	Orion Office REIT, Inc.	37,440
924	Outfront Media, Inc.	15,662
7,463	Paramount Group, Inc.	53,957
2,989	Park Hotels & Resorts, Inc.	40,561
2,889	Pebblebrook Hotel Trust	47,871
1,052	Phillips Edison & Co, Inc. (b)	35,147
1,431	Physicians Realty Trust	24,971
3,538	Piedmont Office Realty Trust, Inc. - Class A	46,419
1,082	Plymouth Industrial REIT, Inc. (b)	18,978
1,745	Postal Realty Trust, Inc.	26,001
1,706	PotlatchDeltic Corp. (b)	75,388
197	PS Business Parks, Inc.	36,869
1,128	Rayonier, Inc.	42,165
2,811	Ready Capital Corp.	33,507
4,507	Redwood Trust, Inc. (b)	34,749
1,819	Regency Centers Corp. (b)	107,885
3,205	Retail Opportunity Investments Corp. (b)	50,575
1,208	Rexford Industrial Realty, Inc. (b)	69,569
2,198	RLJ Lodging Trust	24,244
3,658	RPT Realty	35,958
363	Ryman Hospitality Properties, Inc. (a)	27,599
2,930	Sabra Health Care REIT, Inc.	40,932
709	Saul Centers, Inc.	33,401
8,877	Service Properties Trust	46,427
3,318	SITE Centers Corp.	44,693
892	SL Green Realty Corp. (b)	41,166
1,424	Spirit Realty Capital, Inc.	53,799
1,064	STAG Industrial, Inc.	32,856
3,266	Starwood Property Trust, Inc. (b)	68,227
2,166	STORE Capital Corp.	56,489
5,458	Summit Hotel Properties, Inc. (a)	39,680
3,469	Sunstone Hotel Investors, Inc. (a)	34,412
3,216	Tanger Factory Outlet Centers, Inc. (b)	45,732
463	Terreno Realty Corp.	25,803
11,390	The Geo Group, Inc. (a)	75,174
2,435	TPG RE Finance Trust, Inc.	21,939
10,081	Two Harbors Investment Corp. (b)	50,203
1,460	UMH Properties, Inc.	25,784
3,497	Uniti Group, Inc.	32,942
1,406	Urban Edge Properties	21,385
1,582	Urstadt Biddle Properties, Inc. - Class A	25,628
2,380	Vornado Realty Trust	68,044
930	Washington Real Estate Investment Trust	19,818
6,037	Whitestone	64,898
3,015	Xenia Hotels & Resorts, Inc. (a)	43,808
		5,940,371
	Total Real Estate Investment Trusts (Cost $6,483,585)	5,940,371

	SHORT TERM INVESTMENTS - 0.91%
	Money Market Funds - 0.91%
839,500	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (d)	839,500
	Total Short Term Investments (Cost $839,500)	839,500
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 27.50%
25,366,768	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (d)	25,366,768
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $25,366,768)	25,366,768

	Total Investments (Cost $102,271,550) - 127.37%	117,474,840
	Liabilities in Excess of Other Assets - (27.37)%	(25,246,477)
	TOTAL NET ASSETS - 100.00%	$92,228,363

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(d)	Seven-day yield as of June 30, 2022.
(e)	As of June 30, 2022, the Valuation Committee has fair valued these securities. The value of these securites were $17,259, which represents 0.02% of total net assets.
(f)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $17,259, which represents 0.02% of the total assets.

Glossary of Terms
ADR -	American Depositary Receipt